SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2013
Summary Of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Basis of Accounting — The accompanying consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP’’). The consolidated financial statements include the accounts of Newcastle and its consolidated subsidiaries. All significant intercompany transactions and balances have been eliminated. Newcastle consolidates those entities in which it has an investment of 50% or more and has control over significant operating, financial and investing decisions of the entity as well as those entities deemed to be variable interest entities (“VIEs”) in which Newcastle is determined to be the primary beneficiary. VIEs are defined as entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. A VIE is required to be consolidated only by its primary beneficiary, which is defined as the party who has the power to direct the activities of a VIE that most significantly impact its economic performance and who has the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE. Newcastle’s CDO subsidiaries and its manufactured housing loan financing structures (Note 14) are special purpose entities which are considered VIEs of which Newcastle is the primary beneficiary. Therefore, the debt issued by such entities is considered a non-recourse secured borrowing of Newcastle. The subprime securitizations and CDO VIII Repack (Note 5) are also considered VIEs, but Newcastle does not control the decisions that most significantly impact their economic performance and, for the subprime securitizations, no longer receive a significant portion of their returns, and therefore do not consolidate them.

For entities over which Newcastle exercises significant influence, but which do not meet the requirements for consolidation, Newcastle uses the equity method of accounting whereby it records its share of the underlying income of such entities. Newcastle’s investments in equity method investees were not significant at December 31, 2013, 2012 or 2011. With respect to investments in entities over which Newcastle does not meet the requirements for consolidation and does not exercise significant influence, Newcastle records these investments at cost, subject to impairment.

Noncontrolling interests represent the ownership interests in certain consolidated subsidiaries held by entities or persons other than Newcastle. This is primarily related to noncontrolling interests in New Media Investment Group, Inc. (Note 3).

Certain prior period amounts have been reclassified to conform to the current period’s presentation.

Risks and Uncertainties — In the normal course of business, Newcastle encounters primarily two significant types of economic risk: credit and market. Credit risk is the risk of default on Newcastle’s investments in securities, loans, derivatives and leases that results from a borrower’s, derivative counterparty’s or lessee’s inability or unwillingness to make contractually required payments. Market risk reflects changes in the value of investments in securities, loans and derivatives or in real estate due to changes in interest rates, spreads or other market factors, including the value of the collateral underlying loans and securities and the valuation of real estate held by Newcastle. Management believes that the carrying values of its investments are reasonable taking into consideration these risks along with estimated prepayments, financings, collateral values, payment histories, and other borrower information.

Additionally, Newcastle is subject to significant tax risks. If Newcastle were to fail to qualify as a REIT in any taxable year, Newcastle would be subject to U.S. federal corporate income tax (including any applicable alternative minimum tax), which could be material. Unless entitled to relief under certain statutory provisions, Newcastle would also be disqualified from treatment as a REIT for the four taxable years following the year during which qualification is lost.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Comprehensive Income — Comprehensive income is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances, excluding those resulting from investments by and distributions to owners. For Newcastle’s purposes, comprehensive income represents net income, as presented in the consolidated statements of income, adjusted for unrealized gains or losses on securities available for sale and derivatives designated as cash flow hedges and, upon the consolidation of GateHouse (see Note 3), net unrecognized gain and prior period service costs and credits relating to pension and other postretirement benefits.

The following table summarizes Newcastle’s accumulated other comprehensive income:

	December 31,
	2013	2012
Net unrealized gains on securities	$82,408	$82,788
Net unrealized losses on derivatives designated as cash flow hedges	(5,992)	(12,024)
Net unrecognized gain and prior service cost	458	—
Accumulated other comprehensive income	$76,874	$70,764

REVENUE RECOGNITION

Real Estate Securities and Loans Receivable — Newcastle invests in securities, including commercial mortgage backed securities, senior unsecured debt issued by property REITs, real estate related asset backed securities and FNMA/FHLMC securities. Newcastle also invests in loans, including real estate related loans, commercial mortgage loans, residential mortgage loans, manufactured housing loans and subprime mortgage loans. Newcastle determines at acquisition whether loans will be aggregated into pools based on common risk characteristics (credit quality, loan type, and date of origination or acquisition); loans aggregated into pools are accounted for as if each pool were a single loan. Loans receivable are presented in the consolidated balance sheet net of any unamortized discount (or gross of any unamortized premium) and an allowance for loan losses. Discounts or premiums are accreted into interest income on an effective yield or “interest” method, based upon a comparison of actual and expected cash flows, through the expected maturity date of the security or loan. Depending on the nature of the investment, changes to expected cash flows may result in a prospective change to yield or a retrospective change which would include a catch up adjustment. For loans acquired at a discount for credit quality, the difference between contractual cash flows and expected cash flows at acquisition is not accreted (non-accretable difference). Newcastle discontinues the accretion of discounts and amortization of premium on loans if they are reclassified from held for investment to held for sale. Interest income with respect to non-discounted securities or loans is recognized on an accrual basis. Deferred fees and costs, if any, are recognized as a reduction to the interest income over the terms of the securities or loans using the interest method. Upon settlement of securities and loans, the excess (or deficiency) of net proceeds over the net carrying value of such security or loan is recognized as a gain (or loss) in the period of settlement. Interest income includes prepayment penalties received of $0.2 million and $2.7 million in 2013 and 2012, respectively. No prepayments penalties were received in 2011.

Impairment of Securities and Loans — Newcastle continually evaluates securities and loans for impairment. Securities and loans are considered to be other-than-temporarily impaired, for financial reporting purposes, generally when it is probable that Newcastle will be unable to collect all principal or interest when due according to the contractual terms of the original agreements, or, for securities or loans purchased at a discount for credit quality or that represent retained beneficial interests in securitizations, when Newcastle determines that it is probable that it will be unable to collect as anticipated. The evaluation of a security’s estimated cash flows includes the following, as applicable: (i) review of the credit of the issuer or the borrower, (ii) review of the credit rating of the security, (iii) review of the key terms of the security or loan, (iv) review of the performance of the loan or underlying loans, including debt service coverage and loan to value ratios, (v) analysis of the value of the collateral for the loan or underlying loans, (vi) analysis of the effect of local, industry and broader economic factors, and (vii) analysis of historical and anticipated trends in defaults and loss severities for similar securities or loans. Furthermore, Newcastle must have the intent and ability to hold loans whose fair value is below carrying value until such fair value recovers, or until maturity, or else a write down to fair value must be recorded. Similarly for securities, Newcastle must record a write down if it has the intent to sell a given security in an unrealized loss position, or if it is more likely than not that it will be required to sell such a security. Upon determination of impairment, Newcastle establishes specific valuation allowances for loans or records a direct write down for securities based on the estimated fair value of the security or underlying collateral using a discounted cash flow analysis or based on an observable market value. Newcastle also establishes allowances for estimated unidentified incurred losses on pools of loans. The allowance for each loan is maintained at a level believed adequate by management to absorb probable losses, based on periodic reviews of actual and expected losses. It is Newcastle’s policy to establish an allowance for uncollectible interest on performing securities or loans that are past due more than 90 days or sooner when, in the judgment of management, the probability of collection of interest is deemed to be insufficient to warrant further accrual. Upon such a determination, those loans are deemed to be non-performing and put on nonaccrual status. Actual losses may differ from Newcastle’s estimates. Newcastle may resume accrual of income on a security or loan if, in management’s opinion, full collection is probable. Subsequent to a determination of impairment, and a related write down, income is accrued on an effective yield method from the new carrying value to the related expected cash flows, with cash received treated as a reduction of basis. Newcastle charges off the corresponding loan allowance when it determines the loans to be uncollectable.

Media Income - Advertising income from the publication of newspapers is recognized when advertisements are published in newspapers or placed on digital platforms or, with respect to certain digital advertising, each time a user either clicks on or views certain ads, net of commissions and provisions for estimated sales incentives including rebates, rate adjustments, and discounts.

Circulation income includes single-copy and subscription revenues. Circulation income is based on the number of copies of the printed newspaper (through home-delivery subscriptions and single-copy sales) and digital subscriptions sold and the rates charged to the respective customers. Single-copy income is recognized based on date of publication, net of provisions for related returns. Proceeds from subscription income are deferred at the time of payment and are recognized in earnings on a pro rata basis over the terms of the subscriptions.

Other income is recognized when the related service or product has been delivered.

Billings to clients and payments received in advance of the performance of services or delivery of products are recorded as deferred revenue in accounts payable, accrued expenses and other liabilities in the consolidated balance sheet until the services are performed or the product is delivered. Media income is included in income from discontinued operations on the consolidated statements of income.

Rental Income, Care and Ancillary Income — Newcastle records rental revenue, care and ancillary income as they become due as provided for in the leases.

Triple Net Lease Properties – Triple net leases with Holiday provide for periodic and determinable increases in base rent. Base rental revenues are recognized under these leases on a straight-line basis over the applicable lease term when collectability is reasonably assured.

Gain (Loss) on Settlement of Investments, Net and Other Income (Loss), Net — These items are comprised of the following:

	Year Ended December 31,
	2013	2012	2011
Gain (loss) on settlement of investments, net
Gain on settlement of real estate securities	$9,853	$14,629	$81,434
Loss on settlement of real estate securities	(3,592)	(4,433)	(5,091)
Gain on sale of CDO X interests	—	224,317	—
Gain on repayment/disposition of loans held for sale	10,716	—	1,838
Loss on repayment/disposition of loans held for sale	(354)	(1,614)	—
Gain on termination of derivative	813	—	—
Loss on disposal of long-lived assets	(67)	(2)	—
	$17,369	$232,897	$78,181
Other income (loss), net
Gain on non-hedge derivative instruments	$10,577	$9,101	$3,284
Unrealized loss recognized upon de-designation of hedges	(110)	(7,036)	(13,939)
Hedge ineffectiveness	—	483	(917)
Gains on deconsolidation	—	—	45,072
Equity in earnings of equity method investees	(97)	—	272
Collateral management fee income, net	1,279	1,786	2,432
Other income	1,718	978	—
	$13,367	$5,312	$36,204

Reclassification From Accumulated Other Comprehensive Income Into Net Income — The following table summarizes the amounts reclassified out of accumulated other comprehensive income into net income:

Accumulated Other Comprehensive Income (“AOCI”) Components	Income Statement Location	Year Ended December 31, 2013	Year Ended December 31, 2012
Net realized gain (loss) on securities
Impairment	Other-than-temporary impairment on securities, net of portion of other-than-temporary impairment on securities recognized in other comprehensive income	$(5,266)	$(18,923)
Gain on settlement of real estate securities	Gain (loss) on settlement of investments, net	9,853	14,629
Loss on settlement of real estate securities	Gain (loss) on settlement of investments, net	(3,592)	(4,433)
		$995	$(8,727)

Net realized gain (loss) on derivatives designated as cash flow hedges
Gain (loss) recognized upon de-designation	Other income (loss)	$(110)	$(7,036)
Hedge ineffectiveness	Other income (loss)	—	483
Amortization of deferred gain (loss)	Interest expense	11	1,250

Gain (loss) reclassified from AOCI into income, related to effective portion	Interest expense	(6,128)	—
		$(6,227)	$(5,303)

Total reclassifications		$(5,232)	$(14,030)

EXPENSE RECOGNITION

Interest Expense — Newcastle finances its investments using both fixed and floating rate debt, including securitizations, loans, repurchase agreements, and other financing vehicles. Certain of this debt have been issued at discounts. Discounts are accreted into interest expense on the effective yield or “interest” method, based upon a comparison of actual and expected cash flows, through the expected maturity date of the financing.

Deferred Costs and Interest Rate Cap Premiums — Deferred costs consist primarily of costs incurred in obtaining financing which are amortized into interest expense over the term of such financing using either the straight line basis or the interest method. Interest rate cap premiums, if any, are included in receivables and other assets, and are amortized as described below.

Derivatives and Hedging Activities — All derivatives are recognized as either assets or liabilities on the balance sheet and measured at fair value. Newcastle reports the fair value of derivative instruments gross of cash paid or received pursuant to credit support agreements and fair value is reflected on a net counterparty basis when Newcastle believes a legal right of offset exists under an enforceable netting agreement. Fair value adjustments affect either equity or net income depending on whether the derivative instrument qualifies as a hedge for accounting purposes and, if so, the nature of the hedging activity. For those derivative instruments that are designated and qualify as hedging instruments, Newcastle designates the hedging instrument, based upon the exposure being hedged, as either a cash flow hedge, a fair value hedge or a hedge of a net investment in a foreign operation.

Derivative transactions are entered into by Newcastle solely for risk management purposes, except for total rate of return swaps. Such total rate of return swaps are essentially financings of certain reference assets which are treated as derivatives for accounting purposes. The decision of whether or not a given transaction/position (or portion thereof) is hedged is made on a case-by-case basis, based on the risks involved and other factors as determined by senior management, including restrictions imposed by the Code among others. In determining whether to hedge a risk, Newcastle may consider whether other assets, liabilities, firm commitments and anticipated transactions already offset or reduce the risk. All transactions undertaken as hedges are entered into with a view towards minimizing the potential for economic losses that could be incurred by Newcastle. Generally, all derivatives entered into are intended to qualify as hedges under GAAP, unless specifically stated otherwise. To this end, terms of hedges are matched closely to the terms of hedged items.

Description of the risks being hedged

1)	Interest rate risk, existing debt obligations – Newcastle has hedged (and may continue to hedge, when feasible and appropriate) the risk of interest rate fluctuations with respect to its borrowings, regardless of the form of such borrowings, which require payments based on a variable interest rate index. Newcastle generally intends to hedge only the risk related to changes in the benchmark interest rate (LIBOR or a Treasury rate). In order to reduce such risks, Newcastle may enter into swap agreements whereby Newcastle would receive floating rate payments in exchange for fixed rate payments, effectively converting the borrowing to fixed rate. Newcastle may also enter into cap agreements whereby, in exchange for a premium, Newcastle would be reimbursed for interest paid in excess of a certain cap rate.

2)	Interest rate risk, anticipated transactions – Newcastle may hedge the aggregate risk of interest rate fluctuations with respect to anticipated transactions, primarily anticipated borrowings. The primary risk involved in an anticipated borrowing is that interest rates may increase between the date the transaction becomes probable and the date of consummation. Newcastle generally intends to hedge only the risk related to changes in the benchmark interest rate (LIBOR or a Treasury rate). This is generally accomplished through the use of interest rate swaps.

Cash Flow Hedges

To qualify for cash flow hedge accounting, interest rate swaps and caps must meet certain criteria, including (1) the items to be hedged expose Newcastle to interest rate risk, (2) the interest rate swaps or caps are highly effective in reducing Newcastle’s exposure to interest rate risk, and (3) with respect to an anticipated transaction, such transaction is probable. Correlation and effectiveness are periodically assessed based upon a comparison of the relative changes in the fair values or cash flows of the interest rate swaps and caps and the items being hedged or using regression analysis on an ongoing basis to assess retrospective and prospective hedge effectiveness.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e. hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss, and net payments received or made, on the derivative instrument are reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any, is recognized in current earnings during the period of change. The premiums paid for interest rate caps, treated as cash flow hedges, are amortized into interest expense based on the estimated value of such cap for each period covered by such cap.

With respect to interest rate swaps which have been designated as hedges of anticipated financings, periodic net payments are recognized currently as adjustments to interest expense; any gain or loss from fluctuations in the fair value of the interest rate swaps is recorded as a deferred hedge gain or loss in accumulated other comprehensive income and treated as a component of the anticipated transaction. In the event the anticipated refinancing failed to occur as expected, the deferred hedge credit or charge would be recognized immediately in earnings. Newcastle’s hedges of such financings were terminated upon the consummation of such financings.

Newcastle has designated certain of its hedge derivatives, and in some cases re-designated all or a portion thereof as hedges. As a result of these designations, in the cases where the originally hedged items were still owned by Newcastle, the unrealized gain or loss was recorded in accumulated other comprehensive income as a deferred hedge gain or loss and is being amortized over the life of the hedged item.

Non-Hedge Derivatives

With respect to interest rate swaps and caps that have not been designated as hedges, any net payments under, or fluctuations in the fair value of, such swaps and caps have been recognized currently in Other Income (Loss). These derivatives may, to some extent, be economically effective as hedges.

Newcastle has entered into certain transactions which financed the purchase of certain assets with the seller of these assets.  The contemporaneous purchase of the asset and the associated financing are treated as a linked transaction and accordingly recorded on a net basis as a non-hedge derivative instrument, with changes in market value recorded on the statement of income.

Newcastle’s derivative financial instruments contain credit risk to the extent that its bank counterparties may be unable to meet the terms of the agreements. Newcastle reduces such risk by limiting its counterparties to major financial institutions. In addition, the potential risk of loss with any one party resulting from this type of credit risk is monitored. Management does not expect any material losses as a result of default by other parties. Newcastle does not require collateral for the derivative financial instruments within its CDO financing structures. Newcastle’s major derivative counterparties are Bank of America and Bank of New York Mellon.

Media Operating Expenses — Media operating expenses consist primarily of expenses to produce and circulate the related media publications and are expensed as incurred. Media operating expenses are included in income from discontinued operations on the consolidated statements of income.

Management Fees to Affiliate — These represent amounts due to the Manager and Senior Housing Managers pursuant to the Management Agreement and Senior Housing Management Agreements. For further information on the Management Agreement, see Note 17.

BALANCE SHEET MEASUREMENT

Investment in Real Estate Securities — Newcastle has classified its investments in securities as available for sale. Securities available for sale are carried at market value with the net unrealized gains or losses reported as a separate component of accumulated other comprehensive income, to the extent impairment losses are considered temporary. At disposition, the net realized gain or loss is determined on the basis of the cost of the specific investments and is included in earnings. Unrealized losses on securities are charged to earnings if they reflect a decline in value that is other-than-temporary, as described above.

Investment in Loans — Loans receivable are presented net of any unamortized discount (or gross of any unamortized premium), including any fees received, and an allowance for loan losses. Loans which Newcastle does not have the intent or the ability to hold into the foreseeable future are considered held-for-sale and are carried at the lower of average amortized cost or market value.

Purchase Accounting — In determining the allocation of a purchase price between net tangible and identified intangible assets acquired and liabilities assumed, management makes estimates of the fair value of the tangible and intangible assets and liabilities using information obtained as a result of pre-acquisition due diligence, marketing, leasing activities, and independent appraisals. In the case of real property, the fair value of the tangible assets acquired is determined by valuing the property as if it were vacant. Management allocated the purchase price to net tangible and identified intangible assets acquired and liabilities assumed based on their fair values.

Investments in Senior Housing Real Estate, Other Real Estate and Property, Plant and Equipment, Net — Real estate and related improvements are recorded at cost less accumulated depreciation. Costs that both materially add value and appreciably extend the useful life of an asset are capitalized. Fees and costs incurred in the successful negotiation of leases are deferred and amortized on a straight-line basis over the terms of the respective leases. With respect to golf course improvements (included in land improvements), only costs associated with original construction, complete replacements, or the addition of new trees, sand traps, fairways or greens are capitalized. Expenditures for repairs and maintenance are expensed as incurred.

Long-lived assets to be disposed of by sale, which meet certain criteria, are reclassified to Real Estate Held for Sale and measured at the lower of their carrying amount or fair value less costs of sale. The results of operations for such an asset, assuming such asset qualifies as a “component of an entity” as defined, are retroactively reclassified to Income (Loss) from Discontinued Operations for all periods presented.

Depreciation is calculated using the straight-line method based on the following estimated useful lives:

Buildings	25-40 years
Building improvements	3-10 years
Machinery and equipment	3-20 years
Furniture, fixtures, and computer software	3-7 years
Leasehold improvements	shorter of the lease term or estimated
useful life of the asset

Goodwill and Intangibles — Resident lease intangibles reflect the fair value of in-place resident leases at acquisition of senior housing properties. Newcastle estimates the fair value of in-place leases as (i) the present value of the estimated rents that would have been forgone, offset by variable costs that would have otherwise been incurred during a reasonable lease-up period, as if the acquired units were vacant, and (ii) the estimated absorption costs, such as additional marketing costs that would have been incurred during the lease-up period.

Non-compete intangibles reflect the fair value of non-compete agreements at acquisition relating to the senior housing business. Newcastle estimates the fair value of non-compete intangibles as the sum of (i) the present value of the consulting services during the non-compete period and (ii) the difference between (a) the present value of the net operating income with the non-compete agreements in place and (b) the present value of the net operating income, as if the non-compete agreements were not in place.

Land lease intangibles related to the senior housing business reflect the fair value of the land lease agreements in place at acquisition. Newcastle estimates the fair value of land lease intangibles as the difference between (a) the leased fee value and (b) the fee simple value. The acquisition fair values of the land lease intangibles are amortized over the contractual lives of the respective leases.

The payment in lieu of taxes (“PILOT”) intangible asset related to the senior housing business reflects the fair value of the PILOT agreement in place at acquisition. Newcastle estimates the fair value of the PILOT intangible as the present value of the difference between the (a) market taxes and (b) the anticipated PILOT amounts. The acquisition fair value of the PILOT intangible is amortized over the contractual life of the agreement.

Intangible assets relating to the media business consist of advertiser, subscriber and customer relationships, mastheads and trade names. These intangible assets are recorded at the fair value at the date of acquisition. Newcastle estimates the fair value of the advertiser, subscriber and customer relationships and the trade names using the multi-period excess earnings method under the income approach. This valuation method is based on first forecasting revenue for the existing customer base and then applying expected attrition rates. Mastheads are not amortized because it has been determined that the useful lives of such mastheads are indefinite. Intangible assets relating to the media business are included in discontinued operations on the consolidated balance sheets.

Intangible assets relating to the golf business consist primarily of leasehold advantages (disadvantages), management contracts and membership base. A leasehold advantage (disadvantage) exists to Newcastle when it pays a contracted rent that is below (above) market rents at the date of the transaction. The value of a leasehold advantage (disadvantage) is calculated based on the differential between market and contracted rent, which is tax effected and discounted to present value based on an after-tax discount rate corresponding to each golf course.  The management contract intangible represents Newcastle’s golf course management contracts for both leased and managed properties, is valued utilizing a discounted cash flow methodology under the income approach, and is amortized over the average contractual term of the agreements.  The membership base intangible represents Newcastle’s relationship with its private golf club members, is valued using the multi-period excess earnings method under the income approach, and is amortized over the weighted average remaining useful life of the private memberships.

Amortization of intangible assets is included within depreciation and amortization on the consolidated statements of income and is calculated using the straight-line method based on the following estimated useful lives:

Senior housing
In-place resident lease intangibles	2 - 3 years (1)
Non-compete intangibles	5 years
Land lease intangibles	74 - 82 years
PILOT intangibles	13 years
Other intangibles	2 - 5 years
Media business
Advertiser relationships	14-16 years
Customer relationships	15 - 16 years
Subscriber relationships	15 -16 years
Trade name	10 years
Golf business
Trade name	30 - 40 years
Leasehold intangibles	9 - 10 years
Management contracts	11 - 12 years
Internally-developed software	5 years
Membership base	7 - 9 years

(1)    Amortized over 24 months for AL/MC properties and 33 months for IL-only properties.

The excess of acquisition costs over the estimated fair value of tangible and identifiable intangible net assets acquired is recorded as goodwill. Goodwill and intangible assets with indefinite lives are tested for impairment annually or when events indicate that an impairment could exist which may include an economic downturn in a market, a change in the assessment of future operations or a decline in Newcastle’s stock price. Newcastle performs its impairment analysis at the reporting unit level. The reporting units have discrete financial information which are regularly reviewed by management. The fair value of the applicable reporting unit is compared to its carrying value. Newcastle estimates fair value by applying third-party market value indicators to projected cash flows and/or projected earnings before interest, taxes, depreciation, and amortization. In applying this methodology, Newcastle relies on a number of factors, including current operating results and cash flows, expected future operating results and cash flows, future business plans, and market data. If the carrying value of the reporting unit exceeds the estimate of fair value, Newcastle calculates the impairment as the excess of the carrying value of goodwill over its implied fair value. Goodwill is included in discontinued operations on the consolidated balance sheets.

Impairment of Real Estate, Property, Plant and Equipment and Finite-lived Intangible Assets - Newcastle periodically reviews the carrying amounts of its long-lived assets, including real estate, property, plant and equipment and finite-lived intangible assets, to determine whether current events or circumstances indicate that such carrying amounts may not be recoverable. The assessment of recoverability is based on management’s estimates by comparing the sum of the estimated undiscounted cash flows generated by the underlying asset, or other appropriate grouping of assets, to its carrying value to determine whether an impairment existed at its lowest level of identifiable cash flows. If the carrying amount of the asset is greater than the expected undiscounted cash flows to be generated by such asset, an impairment is recognized to the extent the carrying value of such asset exceeds its fair value. Newcastle generally measures fair value by considering sale prices for similar assets or by discounting estimated future cash flows using an appropriate discount rate. Assets to be disposed of are carried at the lower of their financial statement carrying amount or fair value less costs to sell. Property, plant and equipment is included in discontinued operations on the consolidated balance sheets.

Cash and Cash Equivalents and Restricted Cash — Newcastle considers all highly liquid short term investments with maturities of 90 days or less when purchased to be cash equivalents. Substantially all amounts on deposit with major financial institutions exceed insured limits. Restricted cash, from continuing operations, consisted of:

	December 31,
	2013	2012
CDO bond sinking funds	1,902	1,254
CDO trustee accounts	475	810
Collateral for Golf lease obligations	3,512	—
	$5,889	$2,064

Supplemental non-cash investing and financing activities relating to CDOs are disclosed below:

	Year Ended December 31,
	2013	2012	2011
Restricted cash generated from sale of securities	$136,148	$56,629	$336,911
Restricted cash generated from sale of real estate related and other loans	$104,837	$—	$125,141
Restricted cash generated from paydowns on securities and loans	$331,349	$274,832	$546,752
Restricted cash used for purchases of real estate securities	$—	$143,184	$427,826
Restricted cash used for purchases of real estate related and other loans	$—	$91,481	$384,850
Restricted cash used for repayments of CDO bonds payable	$513,879	$166,845	$101,687
Restricted cash used for repurchases of CDO bonds payable and other bonds payable	$—	$—	$3,213
Restricted cash used for purchases of derivative instruments	$—	$408	$—
Restricted cash used for settlement of derivative instruments	$1,563	$—	$—
Restricted cash generated from margin collateral received	$—	$—	$6,550
Restricted cash used to return margin collateral	$—	$6,550	$—

CDO deconsolidation:
Real estate securities	$—	$1,033,016	$262,617
Restricted cash	$—	$51,522	$37,988
Derivative liabilities	$—	$57,343	$20,257
CDO bonds payable	$—	$1,110,694	$336,046

Receivables and Other Assets

Receivables and other assets, from continuing operations, are comprised of the following, net of allowances for uncollectable amounts of $0.9 million and $0.1 million as of December 31, 2013 and 2012, respectively:

	December 31,
	2013	2012
Accounts receivable, net	$13,477	$1,102
Deferred financing costs	42,473	2,249
Derivative assets	43,662	165
Prepaid expenses	8,631	2,183
Interest receivable	4,667	8,959
Deposits	9,915	—
Inventory	5,140	—
Miscellaneous assets, net	13,922	2,704
	$141,887	$17,362

Accounts Receivable, Net - Accounts receivable are stated at amounts due from customers, net of an allowance for doubtful accounts. The allowance for doubtful accounts is based upon several factors including the length of time the receivables are past due, historical payment trends and current economic factors. Collateral is generally not required.

Deferred Financing Costs - Deferred costs consist primarily of costs incurred in obtaining financing which are amortized into interest expense over the term of such financing using either the straight line basis or the effective interest method.

Derivative Assets - All derivatives are recognized as either assets or liabilities on the balance sheet and measured at fair value.

Prepaid Expenses – Prepaid expenses consists primarily of prepaid insurance and prepaid rent and are expensed over the useful lives of the goods or services.

Interest Receivable – Interest receivable consists of interest earned on real estate securities, real estate related and other loans and residential mortgage loans that has not yet been received.

Deposits – Deposits consist primarily of workers compensation premiums and health care insurance funds related to the media business.

Inventory - Inventory is valued at the lower of cost or market. Cost is determined on the first-in, first out (“FIFO”) method. Golf inventories consist primarily of food, beverages and merchandise held for sale.

Accounts payable, accrued expenses and other liabilities

Accounts payable, accrued expenses and other liabilities, from continuing operations, are comprised of the following:

	December 31,
	2013	2012
Accounts payable and accrued expenses	$50,118	$6,833
Membership deposit liabilities	71,644	—
Deferred revenue	37,114	6,584
Security deposits payable	48,823	33
Unfavorable leasehold interests	23,916	—
Derivative liabilities	13,794	31,576
Accrued rent	6,314	—
Due to affiliates	5,878	3,579
Miscellaneous liabilities	19,565	2,522
	$277,166	$51,127

Accounts Payable and Accrued Liabilities - Accounts payable reflect expenses related to goods and services received that have not yet been paid and accrued liabilities reflect invoices that have not yet been received.

Membership Deposit Liabilities - Private country club members pay an advance initiation fee upon their acceptance as a member to the country club. Initiation fees are generally deposits which are refundable 30 years after the date of acceptance as a member. The difference between the amount paid by the member (net of incremental direct costs, primarily commissions) and the net present value of the future refund obligation is deferred and recognized on a straight-line basis over the estimated average expected life of an active membership (currently seven years), and included in deferred revenue above.

The present value of the refund obligation is recorded as a membership deposit liability in the consolidated balance sheets and accretes over the nonrefundable term (30 years) using the effective interest method. This accretion is recorded as interest expense in the consolidated statements of income.

Deferred Revenue – Billings to clients and payments received in advance of the performance of services or delivery of products are recorded as deferred revenue until services performed or the product is delivered.

Security Deposits Payable - Security deposits payable relate to deposits made by tenants of Newcastle’s properties primarily related to the senior housing business.

Unfavorable Leasehold Interests - Unfavorable leasehold interests relates to leases acquired as part of the Golf business where the terms of the leasehold contracts are less favorable than the estimated market terms of the leases at the acquisition date.

Derivative Liabilities - All derivatives are recognized as either assets or liabilities on the balance sheet and measured at fair value.

 Pension and Other Postretirement Benefit Obligations – Newcastle recognizes an asset or liability in the consolidated balance sheets, included in discontinued operations, reflecting the funded status of pension and other postretirement benefit plans such as retiree health and life insurance, with current-year changes in the funded status recognized in accumulated other comprehensive loss. The determination of pension plan obligations and expense is based on a number of actuarial assumptions. Two critical assumptions are the expected long-term rate of return on plan assets and the discount rate applied to pension plan obligations. For other postretirement benefit plans, which provide for certain health care and life insurance benefits for qualifying retired employees and which are not funded, critical assumptions in determining other postretirement benefit obligations and expense are the discount rate and the assumed health care cost-trend rates.

Self-Insurance Liabilities - Newcastle maintains self-insured medical and workers’ compensation programs for the media business. Newcastle purchases stop loss coverage from third-parties which limits exposure to large claims. Newcastle records a liability for medical and workers’ compensation costs during the period in which they occur as well as an estimate of incurred but not reported claims. Newcastle also is self insured for property and casualty losses for the media business and accrues for losses. Self-insurance liabilities are included in discontinued operations on the consolidated balance sheets.

Accrued Rent – Golf properties pay rent on certain properties in arrears.

Due to Affiliates – Represents amounts due to the Manager and the Senior Housing Managers pursuant to the Management Agreement and Senior Housing Management Agreements.

Stock Options — The fair value of the options issued as compensation to the Manager for its successful efforts in raising capital for Newcastle was recorded as an increase in equity with an offsetting reduction of capital proceeds received. Options granted to Newcastle’s directors were accounted for using the fair value method.

Preferred Stock — Newcastle’s accounting policy for its preferred stock is described in Note 16.

Income Taxes – Newcastle operates so as to qualify as a REIT under the requirements of the Internal Revenue Code of 1986, as amended, or the Internal Revenue Code. Requirements for qualification as a REIT include various restrictions on ownership of stock, requirements concerning distribution of taxable income and certain restrictions on the nature of assets and sources of income. A REIT must distribute at least 90% of its taxable income to its stockholders of which 85% plus any undistributed amounts from the prior year must be distributed within the taxable year in order to avoid the imposition of an excise tax. Distribution of the remaining balance may extend until timely filing of Newcastle’s tax return in the subsequent taxable year. Qualifying distributions of taxable income are deductible by a REIT in computing taxable income.

Certain activities are conducted through taxable REIT subsidiaries (“TRS”) and therefore are subject to federal and state income taxes. Accordingly, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases upon the change in tax status. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Newcastle recognizes tax benefits for uncertain tax positions only if it is more likely than not that the position is sustainable based on its technical merits. Interest and penalties on uncertain tax positions are included as a component of the provision for income taxes on the consolidated statements of income.

Accretion of Discount and Other Amortization — As reflected on the consolidated statements of cash flows, this item is comprised of the following:

	Year Ended December 31,
	2013	2012	2011
Accretion of net discount on securities, loans and other investments	$(34,525)	$(48,608)	$(45,387)
Amortization of net discount on debt obligations	2,859	1,525	(823)
Amortization of deferred financing costs and interest rate cap premiums	1,056	2,751	3,740
Amortization of net deferred hedge (gains) and losses - debt	(11)	(1,250)	(2,316)
	$(30,621)	$(45,582)	$(44,786)

Securitization of Subprime Mortgage Loans — Newcastle’s accounting policy for its securitization of subprime mortgage loans is disclosed in Note 7.

Recent Accounting Pronouncements — In February 2013, the FASB issued new guidance regarding the reporting of reclassifications out of accumulated other comprehensive income. The new guidance does not change current requirements for reporting net income or other comprehensive income in financial statements. However, it requires companies to present the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income if the item reclassified is required to be reclassified to net income in its entirety during the same reporting period. Presentation should occur either on the face of the income statement where net income is presented, or in the notes to the financial statements. Newcastle has adopted this accounting standard and presents this information, above under “Reclassification from Accumulated Other Comprehensive Income into Net Income.”

The FASB has recently issued or discussed a number of proposed standards on such topics as consolidation, financial statement presentation, revenue recognition, leases, financial instruments, hedging, and contingencies. Some of the proposed changes are significant and could have a material impact on Newcastle’s reporting. Newcastle has not yet fully evaluated the potential impact of these proposals, but will make such an evaluation as the standards are finalized.